JOINT VENTURES AND ASSOCIATES	12 Months Ended
Jun. 30, 2024
JOINT VENTURES AND ASSOCIATES
JOINT VENTURES AND ASSOCIATES

13.    JOINT VENTURES AND ASSOCIATES

	06/30/2024	06/30/2023
Assets
Synertech Industrias S.A.	39,749,851	36,026,710
Alfalfa Technologies S.R.L.	36,502	36,502
Moolec Science S.A.	—	3,233,598
	39,786,353	39,296,810

	06/30/2024	06/30/2023
Liabilities
Trigall Genetics S.A.	296,455	622,823
	296,455	622,823

Moole Science S.A. ownership was reclassified as a marked-to-market asset (NASDAQ:MLEC). As of June 30, 2024, we own 1,391,250 ordinary shares, representing less than 4% of the company’s equity.

Changes in joint ventures investments and affiliates:

	06/30/2024	06/30/2023
As of the beginning of the year	38,673,987	37,836,144
Revaluation of property, plant and equipment	—	(184,630)
Share-based incentives	65,470	3,825
Sale of equity investment - Indrasa Biotecnología S.A.	—	(133,079)
Sale of equity investment - Moolec Science S.A.	(900,000)	—
Reclassification of Moolec Sciense S.A.	(2,398,829)	—
Foreign currency translation	(238)	(46,901)
Share of profit or loss	4,049,508	1,198,628
As of the end of the year	39,489,898	38,673,987

Share of profit or loss of joint ventures and affiliates:

	06/30/2024	06/30/2023	06/30/2022
Trigall Genetics S.A.	326,368	103,703	670,065
Synertech Industrias S.A.	3,723,140	564,598	856,006
Moolec Science Limited	—	—	(383,447)
Moolec Science S.A.	—	467,714	—
Indrasa Biotecnología S.A.	—	62,613	1,794
	4,049,508	1,198,628	1,144,418

There are no significant restrictions on the ability of the joint ventures and affiliates to transfer funds to the Group for cash dividends, or to repay loans or advances made by the Group, except for the Argentinian legal obligation to establish a legal reserve for 5% of the profit for the year until reaching 20% of the capital for Argentinian entities.

Summarized financial information prepared in accordance with International Financial Reporting Standards (“IFRS”) in relation to the joint ventures is presented below:

	Trigall Genetics
Summarised balance sheet	06/30/2024	06/30/2023
Current assets
Cash and cash equivalents	450,687	39,085
Other current assets	6,429,065	4,824,095
Total current assets	6,879,752	4,863,180

Non-current assets
Intangible assests	17,122,954	15,943,633
Investments in joint ventures and associates	3,623,325	3,027,061
Total non-current assets	20,746,279	18,970,694

Current liabilities
Other current liabilities	1,832,719	2,696,046
Total current liabilities	1,832,719	2,696,046

Non-current liabilities
Financial liabilities	22,318,949	18,498,360
Other non- current liabilities	653,604	471,444
Total non-current liabilities	22,972,553	18,969,804
Net assets	2,820,759	2,168,024

	Trigall Genetics
Summarised statements of comprenhensive income	06/30/2024	06/30/2023	06/30/2022
Revenue	2,525,061	2,010,229	2,205,849
Finance income	—	—	—
Finance expense	(24,435)	(718,388)	(97,419)
Depreciation and amortization	(507,860)	(507,860)	(234,190)
Profit of the year	674,059	207,410	1,340,129
Other comprenhensive income	—	(17,156)	—
Total comprenhensive income	674,059	190,254	1,340,129

	Synertech
Summarised balance sheet	06/30/2024	06/30/2023
Current assets
Cash and cash equivalents	3,086	745,758
Other current assets	55,960,505	49,857,184
Total current assets	55,963,591	50,602,942

Non-current assets
Property, plan and equipment	11,195,394	12,277,213
Other non- current assets	—	74,459
Total non-current assets	11,195,394	12,351,672

Current liabilities
Financial liabilities	19,015,285	18,747,463
Other current liabilities	8,595,232	11,501,222
Total current liabilities	27,610,517	30,248,685

Non-current liabilities
Other non- current liabilities	3,447,008	3,841,374
Total non-current liabilities	3,447,008	3,841,374
Net assets	36,101,460	28,864,555

	Synertech
Summarised statements of comprenhensive income	06/30/2024	06/30/2023	06/30/2022
Revenue	61,815,678	62,798,136	61,117,486
Finance income	5,608,329	633,741	7,019,720
Finance expense	(7,385,028)	(6,768,810)	(8,644,475)
Depreciation and amortization	(1,554,452)	(2,032,809)	(1,339,357)
(Loss)/Profit of the year	7,236,901	3,980,995	(2,429,401)
Other comprenhensive (loss)/income	—	(369,259)	(1,172,537)
Total comprenhensive (loss)/income	7,236,901	3,611,736	(3,601,938)